Insurance Contracts, Reinsurance Contracts Held and Investment Contracts with Discretionary Participating Features - Summary of Insurance Contracts and Reinsurance Contracts by Type (Detail) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	€ 185
Beginning balance	177,446
Opening net balance	177,262
Opening assets, Reinsurance	16,608
Other reinsurance finance income / (expenses)	611	€ 699	€ 599
Closing net balance	188,233	177,262
Closing assets	125	185
Ending balance	188,359	177,446
Closing assets, Reinsurance	16,021	16,608
Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	185
Beginning balance	177,407
Opening net balance	177,222
Opening assets, Reinsurance	16,601
Closing net balance	188,193	177,222
Closing assets	125	185
Ending balance	188,318	177,407
Closing assets, Reinsurance	16,015	16,601
Insurance contracts issued [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	185	36
Beginning balance	177,407	175,681
Opening net balance	177,222	175,645
Insurance revenue	(9,656)	(10,195)
Incurred claims and other insurance service expenses	7,958	8,407
Amortization of insurance acquisition cash flows	553	558
Losses (and reversal of losses) on onerous contracts	1,118	1,084
Adjustments to liabilities for incurred claims		9
Insurance service expenses	9,629	10,058
Investment components	0
Insurance service result	(27)	(137)
Insurance finance (income) / expenses (P&L and OCI)	11,986	17,343
Cash flows	(11,892)	(10,624)
Contracts disposed during the period	(85)	(347)
Transfers to disposal groups	(3)	(345)
Other movements	(4)	20
Transfer (to)/from other headings	0	(512)
Net exchange differences	10,996	(3,821)
Closing net balance	188,193	177,222	175,645
Closing assets	125	185	36
Ending balance	188,318	177,407	175,681
Insurance contracts issued [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Excluding loss recovery component [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	1,589	40
Beginning balance	159,113	163,758
Opening net balance	157,524	163,719
Insurance revenue	(9,656)	(10,195)
Incurred claims and other insurance service expenses	0
Amortization of insurance acquisition cash flows	553	558
Losses (and reversal of losses) on onerous contracts	0
Insurance service expenses	553	558
Investment components	(5,506)	(4,834)
Insurance service result	(14,609)	(14,471)
Insurance finance (income) / expenses (P&L and OCI)	11,924	17,262
Cash flows	(6,128)	(4,892)
Contracts disposed during the period	8	(347)
Transfers to disposal groups	(34)	(1)
Other movements	1	20
Transfer (to)/from other headings	(1)	(514)
Net exchange differences	9,286	(3,252)
Closing net balance	157,971	157,524	163,719
Closing assets	1,886	1,589	40
Ending balance	159,857	159,113	163,758
Insurance contracts issued [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Loss recovery component [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	(1,042)	(1)
Beginning balance	945	1,455
Opening net balance	1,987	1,456
Insurance revenue	0
Incurred claims and other insurance service expenses	(317)	(186)
Amortization of insurance acquisition cash flows	0
Losses (and reversal of losses) on onerous contracts	1,118	1,084
Insurance service expenses	801	899
Investment components	0
Insurance service result	801	898
Insurance finance (income) / expenses (P&L and OCI)	62	81
Cash flows	(299)	(150)
Contracts disposed during the period	(94)
Transfers to disposal groups	14	(211)
Other movements	0
Transfer (to)/from other headings	0	(33)
Net exchange differences	153	(54)
Closing net balance	2,625	1,987	1,456
Closing assets	(1,373)	(1,042)	(1)
Ending balance	1,252	945	1,455
Insurance contracts issued [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Incurred claims [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	(362)	(2)
Beginning balance	17,349	10,468
Opening net balance	17,711	10,470
Insurance revenue	0
Incurred claims and other insurance service expenses	8,275	8,593
Amortization of insurance acquisition cash flows	0
Losses (and reversal of losses) on onerous contracts	0
Adjustments to liabilities for incurred claims		9
Insurance service expenses	8,275	8,601
Investment components	5,506	4,834
Insurance service result	13,781	13,436
Insurance finance (income) / expenses (P&L and OCI)	0
Cash flows	(5,465)	(5,582)
Contracts disposed during the period	0
Transfers to disposal groups	17	(133)
Other movements	(5)
Transfer (to)/from other headings	0	36
Net exchange differences	1,557	(515)
Closing net balance	27,596	17,711	10,470
Closing assets	(387)	(362)	(2)
Ending balance	27,209	17,349	10,468
Reinsurance contracts held [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Effect of changes in risk of non-performance of reinsurers	(5)	(12)	3
Reinsurance contracts held [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets, Reinsurance	16,601	16,934
Opening liabilities, Reinsurance	608	270
Net opening balance, Reinsurance	15,993	16,664
Net expenses from reinsurance contracts	325	181
Other reinsurance finance income / (expenses)	61	1,060
Effect of changes in risk of non-performance of reinsurers	(5)	(12)
Insurance finance (income) / expenses (P&L and OCI)	55	1,048
Increase (decrease) in profit or loss and other comprehensive income due to changes in reinsurance contracts held	380	1,229
Cash flows	(1,869)	(979)
Other movements	196	(371)
Net exchange differences	1,011	(550)
Net closing balance, Reinsurance	15,712	15,993	16,664
Closing assets, Reinsurance	16,015	16,601	16,934
Closing liabilities, Reinsurance	303	608	270
Reinsurance contracts held [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Excluding loss recovery component [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets, Reinsurance	16,457	14,801
Opening liabilities, Reinsurance	1,738	217
Net opening balance, Reinsurance	14,719	14,584
Net expenses from reinsurance contracts	(619)	453
Other reinsurance finance income / (expenses)	41	1,026
Effect of changes in risk of non-performance of reinsurers	(5)	(12)
Increase (decrease) in profit or loss and other comprehensive income due to changes in reinsurance contracts held	(583)	1,467
Cash flows	(1,460)	(397)
Other movements	371	(424)
Net exchange differences	908	(511)
Net closing balance, Reinsurance	13,954	14,719	14,584
Closing assets, Reinsurance	15,965	16,457	14,801
Closing liabilities, Reinsurance	2,011	1,738	217
Reinsurance contracts held [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Loss recovery component [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets, Reinsurance	349	1,607
Opening liabilities, Reinsurance	(947)	57
Net opening balance, Reinsurance	1,296	1,549
Net expenses from reinsurance contracts	876	(235)
Other reinsurance finance income / (expenses)	19	34
Effect of changes in risk of non-performance of reinsurers	0
Increase (decrease) in profit or loss and other comprehensive income due to changes in reinsurance contracts held	895	(200)
Cash flows	(140)	(158)
Other movements	(409)	139
Net exchange differences	103	(34)
Net closing balance, Reinsurance	1,745	1,296	1,549
Closing assets, Reinsurance	475	349	1,607
Closing liabilities, Reinsurance	(1,270)	(947)	57
Reinsurance contracts held [member] | Asset for incurred claims [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets, Reinsurance	(205)	526
Opening liabilities, Reinsurance	(183)	(5)
Net opening balance, Reinsurance	(22)	530
Net expenses from reinsurance contracts	69	(38)
Other reinsurance finance income / (expenses)	0
Effect of changes in risk of non-performance of reinsurers	0
Increase (decrease) in profit or loss and other comprehensive income due to changes in reinsurance contracts held	69	(37)
Cash flows	(268)	(425)
Other movements	234	(86)
Net exchange differences	0	(4)
Net closing balance, Reinsurance	13	(22)	530
Closing assets, Reinsurance	(426)	(205)	526
Closing liabilities, Reinsurance	€ (439)	€ (183)	€ (5)